Leases - Schedule of maturity of lease liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Operating Leases
Year ending December 31, 2025	$ 353
Year ending December 31, 2026	271
Year ending December 31, 2027	197
Year ending December 31, 2028	121
Year ending December 31, 2029	75
Thereafter	138
Total lease payments	1,155
Less: Interest	(136)
Present value of future lease payments	1,019	$ 382
Finance Leases
Year ending December 31, 2025	49
Year ending December 31, 2026	49
Year ending December 31, 2027	127
Year ending December 31, 2028	40
Year ending December 31, 2029	37
Thereafter	500
Total lease payments	802
Less: Interest	(263)
Present value of future lease payments	539	$ 29
Total
Year ending December 31, 2025	402
Year ending December 31, 2026	320
Year ending December 31, 2027	324
Year ending December 31, 2028	161
Year ending December 31, 2029	112
Thereafter	638
Total lease payments	1,957
Less: Interest	(399)
Present value of future lease payments	$ 1,558